EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the AT Disciplined Equity Fund, the AT Mid Cap Equity Fund and the AT Income Opportunities Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 22, 2018 (SEC Accession No. 0001398344-18-009240), in interactive data format.